Consolidated Statements of Operations (Unaudited) - USD ($)	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Income Statement [Abstract]
Collaboration revenues	$ 2,979,576	$ 5,219,237
Operating expenses:
Research and development	33,101,543	38,876,040
General and administrative	21,636,345	12,905,823
Operating expenses total	54,737,888	51,781,863
Loss from operations	(51,758,312)	(46,562,626)
Interest expense, net	1,467,950	2,297,339
Loss before income taxes	(53,226,262)	(48,859,965)
Income tax expense (benefit)	103,000	(190,111)
Net loss	(53,329,262)	(48,669,854)
Less: Net loss attributable to noncontrolling interests		(1,276,571)
Net loss attributable to Oncobiologics, Inc.	(53,329,262)	(47,393,283)
Accretion of redeemable preferred stock and noncontrolling interests	(2,463,160)	(4,306,488)
Deemed dividends upon the repurchase of Series A redeemable preferred stock and redeemable noncontrolling interests		(1,298,631)
Deemed dividend upon issuance of warrants to common stockholders	(7,373,820)
Net loss attributable to common stockholders of Oncobiologics, Inc.	$ (63,166,242)	$ (52,998,402)
Per share information:
Net loss per share of common stock, basic and diluted (in dollars per share)	$ (3.67)	$ (5.43)
Weighted average shares outstanding, basic and diluted (in shares)	17,212,983	9,753,616